GENERAL	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	General:

Sapiens International Corporation N.V. (“Sapiens”) and its subsidiaries (collectively, the “Company”), a member of the Formula Systems (1985) Ltd. Group, is a global provider of software solutions for the insurance industry, with an emerging focus on the broader financial services sector. The Company's offerings include a broad range of software solutions and services, comprised of (i) core software solutions for the insurance industry, including Property & Casualty/General Insurance (“P&C”) and Life, Annuities and Pensions (“L&P”) products, and record keeping software solutions for providers of Retirement Services (ii) variety of technology based solution including business decision management solutions for the financial services industry, including insurance, banking and capital markets and (iii) global Services including project delivery and implementation of the Company’ software solutions.

The Company's target markets are primarily North America, United Kingdom, Israel, Europe, and Asia Pacific.

b.	Acquisition of KPI:

On August 1, 2014, the Company completed the acquisition of all of the outstanding shares of Knowledge Partners International (KPI), a pioneer and recognized leader in decision management consultancy, services and training, in consideration of $  2,380, composed of the following:

Cash Payment	$2,203
Share consideration *	177

Total purchase price	$2,380

*)	Sapiens issued 57,000 shares of its subsidiary, Sapiens software solution (Decision) LTD, reflecting 3% of the subsidiary's outstanding shares.
According to the agreement the sellers will have the right to sell their minority interests to the Company during the period commencing on the date that is 48 months following the acquisition date, and the Company will have corresponding call option.

Sapiens issued additional 88,500 restricted shares of its subsidiary, Sapiens software solution (Decision) Ltd, vesting and expensed over a period of 3 years commencing the acquisition date.

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Cash and cash equivalents	$139
Trade receivables	313
Other receivables and prepaid expenses	89
Property and equipment	4
Patent	1,400
Goodwill	613

Total assets acquired	2,558

Trade payables	(87)
Accrued expenses and other liabilities	(91)

Total liabilities assumed	(178)

Total assets acquired, net	$2,380

Pro-forma information was not provided due to immateriality.